Debt - Additional Information - New ABL Revolver (Detail) (USD $) In Millions, unless otherwise specified		9 Months Ended		9 Months Ended				1 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 New ABL Revolver [Member]	Dec. 31, 2012 New ABL Revolver [Member]	Sep. 30, 2013 New ABL Revolver [Member] Minimum [Member]	Sep. 30, 2013 New ABL Revolver [Member] Maximum [Member]	Dec. 31, 2012 U.S. domestic borrowers [Member]	May 22, 2012 U.S. domestic borrowers [Member]	Apr. 25, 2013 U.S. domestic borrowers [Member] New ABL Revolver [Member]
Proforma Debt Instrument [Line Items]
Borrowings	$ 315					$ 300	$ 300	$ 175
Sub-limit for letters of credit						40	40	30
Swingline facility						30	30	15
Outstanding credit facility
Additional availability of debt		124
Outstanding letters of credit		10
Borrowing base reserves		1
Debt maturity date		Apr. 25, 2018						Apr. 25, 2018
Unused commitment fee, percentage used if the commitments utilized				0.25%	0.375%
Percentage of the commitments utilized		50.00%
Administration fees and fronting fees, percentage		0.125%
Event of default percentage fee increase		2.00%
Cash Dominion: Availability percentage of total borrowing base		12.50%
Cash Dominion: Availability dollar threshold		17.5
Cash Dominion: Consecutive trading days threshold		60 days
Covenant: Availability percentage of total borrowing base		10.00%
Covenant: Availability dollar threshold		$ 15.0
Fixed charge coverage ratio		0.0217	0.0100